UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: May 1, 2011 – July 31, 2011

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
July 31, 2011 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (48.89%)
COMMON STOCKS (43.32%)
Aerospace/Defense - Equipment (0.99%)
Goodrich Corp.	14,600	$1,389,044
United Technologies Corp.	16,600	1,375,144

		2,764,188

Apparel Manufacturers (0.00%)†
Coach, Inc.	100	6,456

Applications Software (0.31%)
Check Point Software Technologies, Ltd.[1]	14,800	853,220

Beverages - Non-Alcoholic (1.41%)
The Coca-Cola Co.	58,000	3,944,580

Building - Heavy Construction (0.20%)
Chicago Bridge & Iron Co. NV	13,200	544,500

Chemicals - Diversified (0.52%)
E.I. du Pont de Nemours & Co.	28,300	1,455,186

Computer Services (0.50%)
Accenture PLC - Class A	23,500	1,389,790

Computers (1.01%)
Apple, Inc.[1]	7,200	2,811,456

Computers - Memory Devices (0.58%)
EMC Corp.[1]	31,300	816,304
NetApp, Inc.[1]	17,100	812,592

		1,628,896

Diversified Manufacturing Operations (0.49%)
Eaton Corp.	28,400	1,361,780

Electric - Integrated (9.99%)
American Electric Power Co., Inc.	74,900	2,760,814
CMS Energy Corp.	260,800	4,991,712
Edison International	147,900	5,630,553
OGE Energy Corp.	168,200	8,416,728
PPL Corp.	218,260	6,089,454

		27,889,261

Electric - Transmission (1.74%)
National Grid PLC Sponsored ADR	98,800	4,859,972

Electronic Components - Semiconductors (0.80%)
ARM Holdings PLC Sponsored ADR	77,500	2,231,225

Engines - Internal Combustion (0.12%)
Cummins, Inc.	3,200	335,616

	Shares	Value (Note 1)
Finance - Consumer Loans (0.54%)
SLM Corp.	97,300	$1,516,907

Food - Retail (0.10%)
Whole Foods Market, Inc.	4,200	280,140

Gold Mining (1.36%)
Goldcorp, Inc.	79,600	3,805,676

Hazardous Waste Disposal (1.09%)
Clean Harbors, Inc.[1]	57,800	3,048,950

Industrial Gases (1.09%)
Airgas, Inc.	44,200	3,036,540

Machinery - Construction/Mining (0.00%)†
Caterpillar, Inc.	100	9,879

Medical - Biomedical/Genetics (2.53%)
Vertex Pharmaceuticals, Inc.[1]	136,200	7,063,332

Medical Products (1.96%)
CareFusion Corp.[1]	87,300	2,303,847
Johnson & Johnson	48,800	3,161,752

		5,465,599

Multi-Media (0.97%)
The Walt Disney Co.	70,000	2,703,400

Non-Hazardous Waste Disposal (0.96%)
Progressive Waste Solutions, Ltd.	71,500	1,610,895
Waste Connections, Inc.	33,300	1,073,592

		2,684,487

Oil Companies - Exploration & Production (2.36%)
Chesapeake Energy Corp.	33,500	1,150,725
Comstock Resources, Inc.[1]	10,400	331,760
Energy XXI Bermuda, Ltd.[1]	25,100	823,531
EOG Resources, Inc.	100	10,200
QEP Resources, Inc.	14,600	639,918
SandRidge Energy, Inc.[1]	262,400	3,022,848
Southwestern Energy Co.[1]	13,700	610,472

		6,589,454

Pipelines (1.11%)
Enbridge, Inc.	93,900	3,088,371

Reinsurance (0.99%)
Greenlight Capital Re, Ltd. - Class A1	112,100	2,775,596

Retail - Apparel/Shoe (3.44%)
Abercrombie & Fitch Co. - Class A	19,800	1,447,776
American Eagle Outfitters, Inc.	219,000	2,877,660
ANN, Inc.[1]	102,100	2,648,474
Express, Inc.	44,900	1,007,556
Limited Brands, Inc.	35,600	1,347,816
Phillips-Van Heusen Corp.	3,900	279,045

		9,608,327

	Shares	Value (Note 1)
Retail - Building Products (1.05%)
Home Depot, Inc.	84,200	$2,941,106

Retail - Discount (1.05%)
Costco Wholesale Corp.	37,600	2,942,200

Retail - Gardening Products (0.30%)
Tractor Supply Co.	12,600	830,592

Retail - Home Furnishings (0.30%)
Pier 1 Imports, Inc.[1]	76,400	839,636

Retail - Jewelry (0.10%)
Tiffany & Co.	3,500	278,565

Retail - Major Department Store (0.41%)
TJX Cos, Inc.	20,800	1,150,240

Retail - Restaurants (0.37%)
Panera Bread Co. - Class A1	8,900	1,026,259
Starbucks Corp.	100	4,009

		1,030,268

Super - Regional Banks - U.S. (0.53%)
Capital One Financial Corp.	31,200	1,491,360

Transportation - Rail (1.25%)
Kansas City Southern[1]	49,000	2,908,150
Norfolk Southern Corp.	100	7,570
Union Pacific Corp.	5,500	563,640

		3,479,360

Wireless Equipment (0.80%)
QUALCOMM, Inc.	40,800	2,235,024

TOTAL COMMON STOCKS (Cost $115,009,372)		120,971,135

EXCHANGE TRADED FUNDS (4.08%)
iShares MSCI Japan Index Fund	266,200	2,851,002
Market Vectors Gold Miners ETF	47,500	2,704,650
SPDR Gold Shares[1]	36,800	5,829,488

		11,385,140

TOTAL EXCHANGE TRADED FUNDS (Cost $11,030,523)		11,385,140

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (1.49%)
PURCHASED CALL OPTIONS (0.79%)
American Eagle Outfitters, Inc.	November, 2011	$14.00	4,580	412,200
HCA Holdings, Inc.	September, 2011	30.00	800	28,000
iShares MSCI Japan Index Fund	December, 2011	10.00	5,550	527,250
KB Home	October, 2011	10.00	3,200	105,600

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED CALL OPTIONS (continued)
Sandridge Energy, Inc.	December, 2011	$11.00	830	$175,130
SLM Corp.	September, 2011	16.00	3,800	209,000
Vertex Pharmaceutical, Inc.	January, 2012	48.00	920	736,000

TOTAL PURCHASED CALL OPTIONS (Cost $2,613,695)				2,193,180

PURCHASED PUT OPTIONS (0.70%)
Banco Bilbao Vizcaya Argentaria	October, 2011	11.00	2,077	270,010
Banco Santander	December, 2011	11.00	2,004	330,660
Blackboard, Inc.	January, 2012	40.00	284	15,336
ICICI Bank, Ltd.	December, 2011	47.00	1,280	512,000
iShares Barclay 1-3 Year Treasury Bond	September, 2011	84.00	4,060	20,300
ISoftStone Holdings, Ltd.	August, 2011	12.50	497	62,125
PowerShares QQQ NASDAQ 100 Index Fund	September, 2011	59.00	850	198,050
Skechers U.S.A., Inc.	October, 2011	17.00	1,050	173,250
SPDR S&P 500 Trust	September, 2011	133.00	400	246,000
Strayer Education, Inc.	October, 2011	125.00	96	115,200

TOTAL PURCHASED PUT OPTIONS (Cost $2,075,094)				1,942,931

TOTAL PURCHASED OPTIONS (Cost $4,688,789)				4,136,111
TOTAL LONG INVESTMENTS (Cost $130,728,684)				136,492,386

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (42.82%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0.00% [3]	119,578,280	119,578,280

TOTAL SHORT TERM INVESTMENTS (Cost $119,578,280)			119,578,280

TOTAL INVESTMENTS - (91.71%) (Cost $250,306,964)			$256,070,666

Assets in Excess of Other Liabilities (8.29%)			23,156,499

NET ASSETS (100.00%)			$279,227,165

SCHEDULE OF SECURITIES SOLD SHORT		Shares	Value (Note 1)
COMMON STOCKS (-19.62%)
Appliances (-0.24%)
Whirlpool Corp.		(9,500)	$(657,685)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Commercial Banks - Southern U.S. (-1.17%)
First Horizon National Corp.	(39,600)	$(356,004)
Regions Financial Corp.	(477,000)	(2,904,930)

		(3,260,934)

Commercial Banks Non - U.S. (-5.38%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	(263,300)	(2,743,586)
Banco Bradesco SA ADR	(74,600)	(1,434,558)
Banco Santander SA Sponsored ADR	(247,500)	(2,526,975)
Credicorp, Ltd.	(27,000)	(2,637,900)
HDFC Bank Ltd., ADR	(79,500)	(2,763,420)
ICICI Bank, Ltd., Sponsored ADR	(62,700)	(2,919,939)

		(15,026,378)

Commercial Service/Financial (-0.57%)
Alliance Data Systems Corp.	(7,800)	(767,052)
Lender Processing Services, Inc.	(44,100)	(830,403)

		(1,597,455)

Computer Services (-0.39%)
VanceInfo Technologies, Inc., ADR	(53,600)	(1,084,328)

Computers (-0.08%)
Hewlett-Packard Co.	(100)	(3,516)
Research In Motion, Ltd.	(9,300)	(232,500)

		(236,016)

Diversified Banking Institution (-1.79%)
Credit Suisse Group AG Sponsored ADR	(60,800)	(2,185,152)
Deutsche Bank AG	(51,300)	(2,819,961)

		(5,005,113)

E-Commerce/Products (-0.46%)
Nutrisystem, Inc.	(85,100)	(1,271,394)

Electronic Components - Miscellaneous (-0.60%)
Garmin, Ltd.	(51,800)	(1,690,234)

Energy - Alternate Sources (-0.20%)
JA Solar Holdings Co., Ltd., ADR	(116,000)	(556,800)

Footwear (Non-Athletic) & Related Apparel (-1.26%)
Skechers U.S.A., Inc. - Class A	(211,100)	(3,514,815)

Industrial Audio & Video Products (-0.00%)†
Dolby Laboratories, Inc. - Class A	(100)	(4,236)

Medical - Hospitals (-0.80%)
Community Health Systems, Inc.	(86,800)	(2,242,912)

Medical - Outpatient/Home Medical Care (-1.00%)
Amedisys, Inc.	(107,600)	(2,782,536)

Metal - Copper (-0.32%)
Sterlite Industries India Ltd., ADR	(60,000)	(886,200)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Pharmacy Services (-0.00%)†
Catalyst Health Solutions, Inc.	(100)	$(6,553)

Real Estate Management/Services (-0.29%)
E-House China Holdings, Ltd., ADR	(101,800)	(799,130)

Retail - Sporting Goods (-1.01%)
Cabela’s, Inc.	(100)	(2,736)
Dick’s Sporting Goods, Inc.	(76,300)	(2,823,100)

		(2,825,836)

Schools (-4.06%)
Apollo Group, Inc. - Class A	(35,800)	(1,819,714)
Career Education Corp.	(67,500)	(1,531,575)
Corinthian Colleges, Inc.	(591,600)	(2,461,056)
ITT Educational Services, Inc.	(100)	(8,567)
Strayer Education, Inc.	(17,300)	(2,104,545)
The Washington Post Co. - Class B	(8,500)	(3,419,550)

		(11,345,007)

EXCHANGE TRADED FUNDS (-12.45%)
Asian Pacific Ex Japan (-0.42%)
iShares MSCI Pacific ex-Japan Index Fund	(25,100)	(1,176,688)

Country Fund - Brazil (-0.99%)
iShares MSCI Brazil Index Fund	(39,100)	(2,758,896)

Country Fund - China (-1.24%)
iShares FTSE China 25 Index Fund	(81,500)	(3,449,895)

Country Fund - India (-2.10%)
WisdomTree India Earnings Fund	(251,500)	(5,870,010)

Country Fund - Korea (-0.44%)
iShares MSCI South Korea Index Fund	(18,700)	(1,228,216)

Country Fund - Russia (-0.57%)
Market Vectors Russia ETF	(40,000)	(1,580,000)

Country Fund - Singapore (-0.56%)
iShares MSCI Singapore Index Fund	(107,800)	(1,551,242)

Country Fund - Spain (-0.59%)
iShares MSCI Spain Index Fund	(42,500)	(1,645,175)

Country Fund - Thailand (-0.36%)
iShares MSCI Thailand Index Fund	(14,200)	(1,019,844)

Emerging Market - Equity (-0.77%)
iShares MSCI Emerging Markets Index Fund	(45,400)	(2,140,610)

Finance - Investment Fund (-0.38%)
The India Fund, Inc.	(35,900)	(1,069,820)

U.S. Treasury Bond Fund (-4.03%)
iShares Barclays 1-3 Year Treasury Bond Fund	(50,700)	(4,283,136)
iShares Barclays 7-10 Year Treasury Bond Fund	(41,200)	(4,064,792)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
U.S. Treasury Bond Fund (continued)
iShares Barclays 20 + Year Treasury Bond Fund	(29,800)	$(2,918,612)

		(11,266,540)

TOTAL SECURITIES SOLD SHORT
(Proceeds $96,533,164)		$ (89,550,498)

†	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund assets are held as collateral for short sales activity.
[3]	Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipts

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law.

SPDR - Standard & Poor’s Depositary Receipt

Notes to Quarterly Statement of Investments

July 31, 2011 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s objectives are to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market over the long-term, as measured by indices such as the S&P 500 Total Return index.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

¡	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
¡

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

¡

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$120,971,135	$–	$–	$120,971,135
Exchange Traded Funds	11,385,140	–	–	11,385,140
Purchased Call Options	2,193,180	–	–	2,193,180
Purchased Put Options	1,942,931	–	–	1,942,931
Short Term Investments	119,578,280	–	–	119,578,280
TOTAL	$256,070,666	$–	$–	$256,070,666

Other Financial Instruments*
Common Stocks Sold Short	$(54,793,562)	$–	$–	$(54,793,562)
Exchange Traded Funds Sold Short	(34,756,936)	–	–	(34,756,936)
TOTAL	$(89,550,498)	$–	$–	$(89,550,498)

All securities of the Fund were valued using Level 1 inputs during the period ended July 31, 2011. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

* For detailed industry descriptions, see the accompanying Schedule of Investments.

Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments.

Significant Ownership Concentration

At July 31, 2011, the Fund invested 42.82% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund. The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to seek current income with liquidity and stability of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2011, the Fund had approximately 32% of its total net assets in short positions.

For the three months ended July 31, 2011, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $88,328,312 and $91,265,610, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On July 31, 2011, based on cost of $250,990,532 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,750,026 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,669,892, resulting in net unrealized appreciation of $5,080,134.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	September 28, 2011

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer, Principal Financial Officer

Date:	September 28, 2011